Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of finite-lived intangible assets
The estimated useful lives of the Company’s intangible assets are as follows:

Customer relationships	3.75-6 years
Brand name	2-4 years
Database	2.75 years
User panel	3 years
Developed technology	2-4 years

Intangible assets, net consisted of the following:

	December 31,
	2024	2025

Developed technology	$4,070	$5,552
Customer relationships	3,694	6,172
Database	208	208
User panel	11,202	11,202
Brand name	1,221	1,950
Total intangible assets	20,395	25,084
Less: accumulated amortization	(14,818)	(18,316)
Total intangible assets, net	$5,577	$6,768

Schedule of property, plant and equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Computers, software, peripheral and electronic equipment	3 years
Office furniture and equipment	7-15 years
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
Property and equipment consist of the following:

	December 31,
	2024	2025

Computers and peripheral equipment	$8,074	$8,081
Office furniture and equipment	2,411	2,576
Electronic equipment	270	298
Leasehold improvements	26,119	26,271
Capitalized internal-use software costs	10,555	10,730
Total property and equipment	47,429	47,956
Less: accumulated depreciation and amortization	(21,508)	(25,916)
Total property and equipment, net	$25,921	$22,040